Subsequent Events (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Oct. 01, 2023 shares	Oct. 01, 2022 shares	Mar. 10, 2022 USD ($) $ / shares	Mar. 09, 2022 USD ($) Installment	Feb. 28, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jan. 12, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 02, 2021 shares	Jan. 18, 2021 shares
Subsequent Events [Abstract]
Prepayment of convertible notes | $								$ 13,950	$ 0	$ 0
Balance outstanding | $								218,551	$ 173,289
Second JDH Note [Member]
Subsequent Events [Abstract]
Balance outstanding | $								21,165
February 2019 ATB Loan Facility [Member]
Subsequent Events [Abstract]
Balance outstanding | $								$ 15,129
Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance under Equity Incentive Plan (in shares)												4,000,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares reserved for issuance under Equity Incentive Plan (in shares)											3,500,000
Shares granted (in shares)								6,700,000	156,250	9,000
Weighted average grant date fair value (in dollars per share) | $ / shares								$ 0.91	$ 5.12	$ 146.40
Shares vested (in shares)								(4,518,774)	(107,139)	(8,156)
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Plan [Member]
Subsequent Events [Abstract]
Shares vested (in shares)	(1,778,986)	(1,778,986)
Subsequent Event [Member]
Subsequent Events [Abstract]
Dividend payable, date declared			Mar. 10, 2022
Subsequent Event [Member] | Quarterly Dividend [Member]
Subsequent Events [Abstract]
Dividend payable per share (in dollars per share) | $ / shares			$ 0.025
Dividend payable, date of record			Mar. 25, 2022
Subsequent Event [Member] | Special Dividend [Member]
Subsequent Events [Abstract]
Dividend payable per share (in dollars per share) | $ / shares			$ 0.025
Dividend payable, date of record			Mar. 25, 2022
Subsequent Event [Member] | Chugoku Bank Sale and Leaseback [Member]
Subsequent Events [Abstract]
Face amount | $				$ 21,300
Principal repayment term				8 years
Number of consecutive payment installments | Installment				32
Frequency of periodic payment				quarterly
Installment payment | $				$ 590
Balloon payment | $				$ 2,388
Subsequent Event [Member] | Chugoku Bank Sale and Leaseback [Member] | SOFR [Member]
Subsequent Events [Abstract]
Interest rate				2.90%
Subsequent Event [Member] | Second JDH Note [Member]
Subsequent Events [Abstract]
Prepayment of convertible notes | $			$ 5,000		$ 1,850	$ 5,000
Subsequent Event [Member] | February 2019 ATB Loan Facility [Member]
Subsequent Events [Abstract]
Balance outstanding | $					$ 15,129
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance under Equity Incentive Plan (in shares)							5,500,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares)							5,337,000
Weighted average grant date fair value (in dollars per share) | $ / shares							$ 0.91
Shares vested (in shares)							(1,779,028)
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Subsequent Events [Abstract]
Shares granted (in shares)							1,600,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)							1,700,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Certain Non-Executive Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)							1,887,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Non-Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)							150,000